Long-Lived and Other Asset Impairment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Asset Impairment Charges [Abstract]
Asset impairment charges	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9,107